SHARE BASED COMPENSATION (Details Narrative) - USD ($)																			3 Months Ended		12 Months Ended
	Mar. 30, 2023	Mar. 30, 2023	Mar. 13, 2023	Mar. 13, 2023	Mar. 13, 2023	Feb. 16, 2023	Dec. 16, 2022	Dec. 16, 2022	Jul. 28, 2022	May 02, 2022	Apr. 01, 2022	Jul. 31, 2019	Apr. 19, 2018	Dec. 01, 2016	Dec. 01, 2016	May 16, 2016	Mar. 02, 2016	Oct. 28, 2015	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Feb. 13, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Issued																				$ 135,000	$ 135,000
Value of shares issued for conversion																			$ 315,000	$ 3,189,414	$ 7,201,998	$ 3,713,133
Fair market value																			$ 0.0032		$ 0.0032
Warrant term																			2 years 11 months 8 days		2 years 6 months 10 days
Series C Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued with note payable recorded as debt discount, shares						1,000
Fair value of warrant share value																								$ 0.00001
Shares, Issued						$ 185,000
Convertible Secured Debentures [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrant share value			$ 0.0044	$ 0.0044	$ 0.0044				$ 0.0060	$ 0.0180
Fair value of warrant				$ 285,000					$ 223,000	$ 81,000
Fair value of warrant			80,000,000	80,000,000	80,000,000				100,000,000	8,333,333
Fair value of warrant share value									$ 0.0045	$ 0.03
Fair value of warrant share value									3 years	3 years
Fair value volatility rate				257.00%					133.00%	132.00%
Fair value dividend rate			0.00%						0.00%	0.00%
Fair value interest rate					3.88%				2.81%	2.16%
2021 Convertible Secured Debentures [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrant																						$ 1,581,000
Purchase of warrant																						150,000,000
Warrant term																						3 years
Warrant exercise price																						$ 0.03
2023 Equity Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrant																			$ 163,000
Purchase of warrant	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000
Warrant exercise price	$ 0.0045	$ 0.0045
2023 Equity Purchase Agreement [Member] | Convertible Secured Debentures [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrant share value	$ 0.0044	$ 0.0044
Fair value of warrant		$ 165,000
Fair value of warrant	56,000,000	56,000,000
Fair value of warrant share value	$ 0.0045	$ 0.0045
Fair value of warrant share value	3 years
Fair value volatility rate	257.00%
Fair value dividend rate		0.00%
Fair value interest rate	3.88%
Peter Troy [Member] | Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued with note payable recorded as debt discount, shares											1,000,000
Fair value of warrant share value											$ 0.0085
Shares, Issued											$ 8,500
John Sargent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued with note payable recorded as debt discount, shares							500,000
Fair value of warrant share value							$ 0.0046	$ 0.0046
Shares, Issued								$ 23,000
William J Stineman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrant share value																						$ 0.0265
Number of shares issued for conversion																						8,000,000
Value of shares issued for conversion																						$ 212,000
John Torrence [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued with note payable recorded as debt discount, shares																						100,000
Fair value of warrant share value																						$ 0.018
Shares, Issued																						$ 1,800
Robert Clark [Member] | Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued with note payable recorded as debt discount, shares														120,000,000		50,000,000	40,000,000	30,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized														200,000,000	200,000,000
Employement agreement description														Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him	Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him.
Number of shares were cancelled and returned												50,000,000	40,000,000
Number of shares reissued																							169,999,860
Stock Repurchased During Period, Value																							$ 1,386,497